Cover	12 Months Ended
Jan. 01, 2023
Document Information [Line Items]
Document Type	DEFC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Illumina, Inc.
Entity Central Index Key	0001110803